Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000129315
Shareholder Report [Line Items]
Fund Name	BlackRock Short Obligations Fund
Class Name	Institutional Shares
Trading Symbol	BISOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	2.50%	5.30%	2.56%	2.09%
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
ICE BofA 6-Month U.S. Treasury Bill Index...
	2.54	5.27	2.61	1.94

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 6-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,190,646,096
Holdings Count | Holding	257
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,190,646,096
Number of Portfolio Holdings...
257
Portfolio Turnover Rate...
41%

C000198747
Shareholder Report [Line Items]
Fund Name	BlackRock Short Obligations Fund
Class Name	Investor A Shares
Trading Symbol	BASOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	2.39%	4.95%	2.33%	1.84%
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
ICE BofA 6-Month U.S. Treasury Bill Index...
	2.54	5.27	2.61	1.94

Average annual total returns reflect reductions for service fees.

Performance shown prior to the Investor A Shares inception date of March 9, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 6-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,190,646,096
Holdings Count | Holding	257
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,190,646,096
Number of Portfolio Holdings...
257
Portfolio Turnover Rate...
41%

C000119004
Shareholder Report [Line Items]
Fund Name	BlackRock Short Obligations Fund
Class Name	Class K Shares
Trading Symbol	BBSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	2.54%	5.37%	2.64%	2.16%
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
ICE BofA 6-Month U.S. Treasury Bill Index...
	2.54	5.27	2.61	1.94

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 6-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,190,646,096
Holdings Count | Holding	257
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,190,646,096
Number of Portfolio Holdings...
257
Portfolio Turnover Rate...
41%